Divestitures and Assets held for sale	12 Months Ended
Dec. 31, 2011
Divestitures and Assets held for sale
Divestitures and Assets held for sale

25.  Divestitures and Assets held for sale

Bucyrus Distribution Business Divestiture

In conjunction with our acquisition of Bucyrus in July 2011, we announced our intention to sell the Bucyrus distribution business to Caterpillar dealers that support mining customers around the world in a series of individual transactions.  Bucyrus predominantly employed a direct to end customer model to sell and support products.  The intention is for all Bucyrus products to be sold and serviced by Caterpillar dealers, consistent with our long-held distribution strategy.  We expect these transitions will occur in phases based on the mining business opportunity within each dealer territory.

As portions of the Bucyrus distribution business are sold or classified as held for sale, they will not qualify as discontinued operations because Caterpillar expects significant continuing direct cash flows from the Caterpillar dealers after the divestitures.  The gain or loss on disposal, along with the continuing operations of these disposal groups, will be reported in the Resource Industries segment.  Goodwill will be allocated to each disposal group using the relative fair value method.  The value of the customer relationship intangibles related to each portion of the Bucyrus distribution business to be sold will be included in the disposal groups.  The disposal groups will be recorded at the lower of their carrying value or fair value less cost to sell. There have been no impairments related to the Bucyrus distribution business.

In November 2011, we entered into agreements and committed to sell portions of the Bucyrus distribution business to three Caterpillar dealers.

In December 2011, one of the sale transactions was completed whereby we sold a portion of the Bucyrus distribution business to the Industrial Division of Sime Darby Berhad operated by Hastings Deering for $360 million, subject to certain working capital adjustments.  After-tax profit was favorably impacted by $9 million in 2011 as a result of the Bucyrus distribution business divestiture activities. This is comprised of $96 million of other operating income primarily related to the December 2011 sale transaction, offset by costs incurred related to the Bucyrus distribution business divestiture activities of $32 million (included in Selling, general and administrative expenses) and income tax of $55 million.  Assets sold included customer relationship intangibles of $63 million, other assets of $53 million, which consisted primarily of inventory and fixed assets, and allocated goodwill of $101 million.

The other two transactions were classified as held for sale at December 31, 2011 and are expected to close in the first half of 2012.  Current assets held for sale were included in ‘Prepaid expenses and other current assets’ and non-current assets held for sale were included in ‘Other assets’ in the Consolidated Statement of Financial Position.  The major classes of assets held for sale were as follows:

(Millions of dollars)	December 31, 2011

Receivables	$25
Inventory	109
Current assets held for sale	$134

Property, plant and equipment - net	$28
Intangible assets	186
Goodwill	296
Non-current assets held for sale	$510

In February 2012, we received board approval to sell additional portions of the Bucyrus distribution business to three additional Caterpillar dealers.  These disposal groups qualified as held for sale in February 2012.  The related assets were considered held and used at December 31, 2011.  The major classes of assets that were held and used at December 31, 2011 but subsequently qualified as assets held for sale were as follows:

(Millions of dollars)	December 31, 2011

Inventory	$13
Property, plant and equipment - net	$2
Intangible assets	$31
Goodwill	$47

Carter Machinery

In March 2011, we sold 100 percent of the equity in Carter Machinery Company Inc. for $364 million, which includes a final purchase price adjustment of $6 million in the fourth quarter of 2011.  Carter Machinery is a Caterpillar dealership headquartered in Salem, Virginia, and has operations and stores covering Virginia and nine counties in southeast West Virginia.  The current senior management of Carter Machinery, which led the buy-out of Carter Machinery from Caterpillar, remained in place.  A retired Caterpillar Vice President is now CEO and principal owner of Carter Machinery.  Caterpillar had owned Carter Machinery since 1988.  Carter Machinery was the only dealership in the United States that was not independently owned.  Continued Caterpillar ownership did not align with our comprehensive business strategy, resulting in the sale.

As part of the divestiture, Cat Financial provided $348 million of financing to the buyer.  The loan is included in Receivables — finance and Long-term receivables — finance in the Consolidated Statement of Financial Position.  We recorded a pre-tax gain of $24 million included in Other operating (income) expenses in the Consolidated Statement of Results of Operations.  The sale does not qualify as discontinued operations because Caterpillar expects significant continuing direct cash flows from Carter Machinery after the divestiture.  The sale of Carter Machinery was not material to our results of operations, financial position or cash flow.